Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
US Vegan Climate ETF
Shareholder Report [Line Items]
Fund Name	US Vegan Climate ETF
Class Name	US Vegan Climate ETF
Trading Symbol	VEGN
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the US Vegan Climate ETF for the period of August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	This annual shareholder report contains important information about the US Vegan Climate ETF for the period of August 1, 2025, to July 31, 2026. You can find additional information about the Fund at https://veganetf.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004.
Additional Information Website	https://veganetf.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Vegan Climate ETF	$70	0.60%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Strong performers for the fiscal year were semiconductor stocks such as Advanced Micro Devices (AMD), Broadcom (AVGO), Cisco (CSCO), Micron Technology (MU), with the majority of those returns coming in the second half of the fiscal year.  Additional support in the second half came from UnitedHealth (UNH) whereas Alphabet (GOOG), another performer in this fiscal year, was mainly a contributor in the first half.  Detractors were American Express (AXP), Salesforce (CRM), Intuit (INTU), and Marvell Technology, Inc. (MRVL) and ServiceNow (NOW), and Oracle (ORCL), with the latter stocks weak on fears that SaaS stocks market shares would be cannibalised by generative AI and the massive capital expenditure required by AI being borne by cloud service providers.  During the full fiscal year, all exclusion categories contributed to returns, except for animal-derived products, with energy production from fossil fuels and military and defense being the two largest contributors.  Over the second half of the fiscal year, all categories were contributors, with the two leaders for the year joined by captive animals, human rights violations, other environmental and tobacco.  Sector tilts in utilities, financials and materials were important contributors to fiscal year performance, joined by communications and consumer discretionary over and underweights in the second half.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/09/2019)
US Vegan Climate ETF NAV	34.14	13.89	17.99
S&P 500 TR	19.56	12.86	16.06
Beyond Investing US Vegan Climate® GTR Index	35.11	14.63	18.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://veganetf.com/ for more recent performance information.
Net Assets	$ 177,645,574
Holdings Count | $ / shares	262
Advisory Fees Paid, Amount	$ 858,848
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$177,645,574
Number of Holdings	262
Net Advisory Fee	$858,848
Portfolio Turnover	32%
30-Day SEC Yield	0.39%
30-Day SEC Yield Unsubsidized	0.39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)

Top 10 Issuers	(% of Net Assets)
Micron Technology, Inc.	4.6%
Apple, Inc.	4.5%
Advanced Micro Devices, Inc.	4.1%
Broadcom, Inc.	4.1%
Alphabet, Inc.	4.0%
NVIDIA Corp.	3.9%
Visa, Inc.	3.6%
Mastercard, Inc.	3.1%
Applied Materials, Inc.	3.0%
Cisco Systems, Inc.	3.0%

Top Sectors	(% of Net Assets)
Technology	53.3%
Financial	17.2%
Communications	16.7%
Consumer, Non-cyclical	5.9%
Industrial	4.4%
Consumer, Cyclical	1.9%
Energy	0.1%
Utilities	0.1%
Basic Materials	0.0%*
Cash & Other	0.4%

Updated Prospectus Web Address	https://veganetf.com/